RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2010
RELATED PARTIES
Schedule of accounts receivable from and accounts payable to related parties

	December 31,
	2010	2009
Accounts receivable:
Sitronics, a subsidiary of Sistema	$1,320	$1,933
Intellect Telecom, a subsidiary of Sistema	117	622
Sky Link and subsidiaries	—	7,467
Svyazinvest and subsidiaries	—	4,446
Other related parties	1,236	2,230

Total accounts receivable, related parties	$2,673	$16,698

Accounts payable:
Sitronics, a subsidiary of Sistema	$37,007	$68,296
Maxima, a subsidiary of Sistema	8,965	6,511
Svyazinvest and subsidiaries	—	2,299
Sky Link and subsidiaries	—	488
Other related parties	7,012	2,895

Total accounts payable, related parties	$52,984	$80,489

Schedule of operating transactions with related parties

	2010	2009	2008
Revenues from related parties:
Svyazinvest and subsidiaries (interconnection, commission for provision of DLD/ILD services to the Group's subscribers and other)	$33,869	$43,174	$63,147
Sky Link and subsidiaries (interconnection and other)	7,395	9,857	7,977
Mezhregion Tranzit Telecom (interconnection, line rental, commission for provision of DLD/ILD services to the Group's subscribers, and other)	—	11,465	128,560
Other related parties	10,993	7,653	10,306

Total revenues to related parties	$52,257	$72,149	$209,990

Operating expenses incurred on transactions with related parties:
RA Maxima, a subsidiary of Sistema (advertising)	$76,158	$102,005	$138,756
Mediaplanning, a subsidiary of Sistema (advertising)	59,171	23,782	82,036
Sitronics, a subsidiary of Sistema (IT consulting)	56,610	52,211	39,646
Svyazinvest and subsidiaries (interconnection and other)	29,210	28,997	41,533
Sistema-Invenchur, a subsidiary of Sistema (consulting services related to the sale of Svyazinvest shares (Note 15))	11,262	—	—
City Hals (rent, repair, maintenance and cleaning services)	9,542	9,988	13,835
AB Safety, an affiliate of Sistema (security services)	9,267	5,576	—
MTS Belarus, an associated company of the Group	5,539	—	—
Mezhregion Tranzit Telecom (interconnection, line rental and other)	—	18,115	191,155
Other related parties	15,584	15,705	10,883

Total operating expenses incurred on transactions with related parties	$272,343	$256,379	$517,844

Schedule of investments in and loans to related parties

	December 31,
	2010	2009
Loans to, promissory notes and investments in shares of related parties:
Short-term investments (Note 6)
MBRD, a subsidiary of Sistema	—	$992

Total short-term investments in related parties	$—	$992

Other investments (Note 16)
Sistema	24,455	20,449
Intellect Telecom, a subsidiary of Sistema	—	12,808
Loan receivable from Mr Pierre Fattouche and Mr Moussa Fattouche	91,503	—

Total other investments to related parties	$115,958	$33,257

Investments in shares (Note 16)
MBRD, a subsidiary of Sistema	5,208	5,248
Sistema Mass Media, a subsidiary of Sistema	3,827	3,856
Other	728	1,434

Total investments in shares of related parties	$9,763	$10,538